Assets Held for Sale - Components of Assets and Liabilities Held for Sale (Detail) (USD $) In Millions, unless otherwise specified	Nov. 30, 2012	Nov. 30, 2011
Assets And Liabilities Disposed On Sale Of Business [Line Items]
Assets held for sale		$ 6.1
Liabilities held for sale	1.1	1.3
Accounts receivable [Member]
Assets And Liabilities Disposed On Sale Of Business [Line Items]
Assets held for sale	3.5	6.0
Equipment [Member]
Assets And Liabilities Disposed On Sale Of Business [Line Items]
Assets held for sale	0.1	0.1
Estimated costs to divest [Member]
Assets And Liabilities Disposed On Sale Of Business [Line Items]
Assets held for sale	(3.6)
Accounts payable [Member]
Assets And Liabilities Disposed On Sale Of Business [Line Items]
Liabilities held for sale	0.1	0.4
Other liabilities [Member]
Assets And Liabilities Disposed On Sale Of Business [Line Items]
Liabilities held for sale	$ 1.0	$ 0.9